Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Technology development revenues	$ 3,067,022	$ 3,130,206	$ 8,961,909	$ 8,564,743	$ 11,421,868	$ 15,126,834
Products and licensing revenues	2,303,508	1,568,646	6,108,799	5,070,441	6,911,707	8,338,967
Total revenues	5,370,530	4,698,852	15,070,708	13,635,184	18,333,575	23,465,801
Cost of revenues:
Technology development costs	2,379,105	2,282,061	6,793,061	6,676,133	8,882,071	10,749,335
Products and licensing costs	908,175	739,646	2,654,305	2,322,776	3,402,846	3,824,661
Total cost of revenues	3,287,280	3,021,707	9,447,366	8,998,909	12,284,917	14,573,996
Gross profit	2,083,250	1,677,145	5,623,342	4,636,275	6,048,658	8,891,805
Operating expense:
Selling, general & administrative	2,329,713	2,447,972	7,551,512	7,986,541	10,970,775	10,249,444
Research, development and engineering	473,527	531,185	1,707,190	1,932,966	3,113,193	2,772,438
Total operating expense	2,803,240	2,979,157	9,258,702	9,919,507	14,083,968	13,021,882
Operating loss	(719,990)	(1,302,012)	(3,635,360)	(5,283,232)	(8,035,310)	(4,130,077)
Other income (expense):
Other income, net	0	78,162	111,431	271,306	347,026	108,061
Interest expense, net	(21,275)	(42,654)	(80,942)	(150,614)	(207,538)	(312,372)
Total other (expense) income	(21,275)	35,508	30,489	120,692	139,488	(204,311)
Loss from continuing operations before income taxes	(741,265)	(1,266,504)	(3,604,871)	(5,162,540)	(7,895,822)	(4,334,388)
Income tax benefit	(274,709)	(491,925)	(1,419,882)	(2,033,694)	(2,387,422)	(1,106,564)
Net loss from continuing operations	(466,556)	(774,579)	(2,184,989)	(3,128,846)	(5,508,400)	(3,227,824)
Operating (loss)/income from discontinued operations, net income taxes	(52)	394,556	(28,127)	900,179	1,313,611	1,843,439
(Loss)/gain on sale, net of $0.3 million, $0.2 million, $1.6 million and $1.5 million of related income taxes	(277,562)	(233,889)	9,093,268	3,448,270	3,391,451	0
(Loss)/income from discontinued operations, net of income taxes	(277,614)	160,667	9,065,141	4,348,449	4,705,250	1,843,439
Net (loss)/income	(744,170)	(613,912)	6,880,152	1,219,603	(803,150)	(1,384,385)
Preferred stock dividend	26,760	26,166	83,630	76,161	102,327	119,754
Net (loss)/income attributable to common stockholders	$ (770,930)	$ (640,078)	$ 6,796,522	$ 1,143,442	$ (905,477)	$ (1,504,139)
Net loss per share from continuing operations:
Basic	$ (0.03)	$ (0.05)	$ (0.15)	$ (0.22)	$ (0.38)	$ (0.23)
Diluted	$ (0.03)	$ (0.05)	$ (0.15)	$ (0.22)	$ (0.38)	$ (0.23)
Net (loss)/income per share from discontinued operations:
Basic	$ (0.02)	$ 0.01	$ 0.61	$ 0.30	$ 0.33	$ 0.13
Diluted	$ (0.02)	$ 0.01	$ 0.61	$ 0.30	$ 0.33	$ 0.13
Net (loss)/income per share attributable to common stockholders:
Basic	$ (0.05)	$ (0.04)	$ 0.46	$ 0.08	$ (0.06)	$ (0.11)
Diluted	$ (0.05)	$ (0.04)	$ 0.46	$ 0.08	$ (0.06)	$ (0.11)
Weighted average common shares and common equivalent shares outstanding:
Basic and Diluted	15,016,429	14,441,707	14,821,619	14,285,829	14,336,135	13,930,267